LONG-TERM INVESTMENTS, NET - Long term investments (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
LONG-TERM INVESTMENTS, NET
Equity investments without readily determinable fair values	¥ 29,821		¥ 19,821
Equity method investments	726,128		738,128
Available-for-sale debt investments	42,689
Long term investments	¥ 798,638	$ 113,805	¥ 757,949